Segment Information	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SEGMENT INFORMATION
NOTE 12: SEGMENT INFORMATION
     The Company currently has two reportable segments from which it derives its revenues: Drybulk Vessel Operations and Logistics Business, and previously had a Tanker Vessel Operations segment until the deconsolidation of Navios Acquisition on March 30, 2011. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Drybulk Vessel Operations business consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels, freight, and FFAs. The Logistics Business consists of operating ports and transfer station terminals, handling of vessels, barges and push boats as well as upriver transport facilities in the Hidrovia region. Also following the formation of Navios Acquisition and until March 30, 2011 when Navios Acquisition's deconsolidation took place, the Company included an additional reportable segment, the Tanker Vessel Operations business, which consisted of the transportation and handling of liquid cargoes through the ownership, operation, and trading of tanker vessels.The Company measures segment performance based on net income. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Vessel Operations		Logistics Business		Total
	Three Month	Three Month	Three Month	Three Month	Three Month	Three Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011	2012	2011
Revenue	$98,787	$110,649	$73,292	$54,704	$172,079	$165,353
(Loss)/gain on derivatives	(76)	303	—	—	(76)	303
Interest income/expense and finance cost, net	(20,176)	(20,028)	(5,130)	(5,105)	(25,306)	(25,133)
Depreciation and amortization	(19,753)	(19,435)	(6,119)	(4,962)	(25,872)	(24,397)
Equity in net earnings of affiliated companies	8,058	7,731	—	—	8,058	7,731
Net income/(loss) attributable to Navios Holdings common stockholders	3,758	51,569	1,527	(719)	5,285	50,850
Total assets	2,447,063	2,494,076	431,407	496,906	2,878,470	2,990,982
Capital expenditures	(4,429)	(578)	(3,709)	(30,335)	(8,138)	(30,913)
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Investments in affiliates	188,070	118,594	—	—	188,070	118,594
Cash and cash equivalents	125,079	206,158	44,016	136,196	169,095	342,354
Restricted cash	9,521	18,853	—	244	9,521	19,097
Long-term debt (including current and non current portion)	$1,213,214	$1,251,191	$200,633	$253,671	$1,413,847	$1,504,861

Drybulk Vessel Operations		Logistics Business		Tanker Vessel Operations		Total
Six Month	Six Month	Six Month	Six Month	Six Month	Six Month	Six Month	Six Month
Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
2012	2011	2012	2011	2012	2011	2012	2011

Revenue	$200,653	$222,934	$123,440	$99,061	$—	$25,130	$324,093	$347,125
Loss on derivatives	(202)	(82)	—	—	—	—	(202)	(82)
Interest income/expense and finance cost, net	(40,494)	(40,061)	(10,052)	(6,159)	—	(8,350)	(50,546)	(54,570)
Depreciation and amortization	(38,785)	(38,595)	(12,921)	(11,078)	—	(8,045)	(51,706)	(57,718)
Equity in net earnings of affiliated companies	16,633	14,746	—	—	—	—	16,633	14,746
Net income/(loss) attributable to Navios Holdings common stockholders	14,739	47,884	5	1,602	—	(36,781)	14,744	12,705
Total assets	2,447,063	2,494,076	431,407	496,906	—	—	2,878,470	2,990,982
Capital expenditures	(39,546)	(52,152)	(7,346)	(33,152)	—	(7,528)	(46,892)	(92,832)
Goodwill	56,240	56,240	104,096	104,096	—	—	160,336	160,336
Investments in affiliates	188,070	118,594	—	—	—	—	188,070	118,594
Cash and cash equivalents	125,079	206,158	44,016	136,196	—	—	169,095	342,354
Restricted cash	9,521	18,853	—	244	—	—	9,521	19,097
Long-term debt (including current and non current portion)	$1,213,214	$1,251,191	$200,633	$253,671	$—	$—	$1,413,847	$1,504,862